Capital management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of capital of the Company

The capital of the Company consists of items included in equity attributable to owners of the Company and debt, net of cash and cash equivalents as follows:

	December 31,	December 31,
	2020	2019
	$	$
Equity attributable to owners of the Company	201,000	176,783
Loans payable	99,383	99,814
	300,383	276,597
Less: Cash and cash equivalents	(71,473)	(42,980)
	228,910	233,617